Post-employment benefits - Summary of Movement in Defined Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	$ (23,013)	$ (19,252)
Changes In Defined Benefit Obligation [Abstract]
Service Cost	(2,637)	(1,321)	$ (1,849)
of which current service cost	(1,695)	(1,758)
of which past service cost including effects from curtailment	(942)	437
Interest expense	(294)	(414)
Actuarial gains (losses)	(1,342)	403	2,360
Actual plan participants’ contributions	(1,295)	(1,441)
Transfers (in) out due to (joiners) leavers	3,644	1,037
Currency translation differences	1,738	(2,025)
December 31	(23,199)	(23,013)	(19,252)
Funded
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	(22,972)	(19,221)
Changes In Defined Benefit Obligation [Abstract]
Service Cost	(2,625)	(1,311)	(1,759)
of which current service cost	(1,683)	(1,748)
of which past service cost including effects from curtailment	(942)	437
Interest expense	(293)	(413)
Actuarial gains (losses)	(1,342)	401	2,110
Actual plan participants’ contributions	(1,295)	(1,441)
Transfers (in) out due to (joiners) leavers	3,644	1,037
Currency translation differences	1,736	(2,024)
December 31	(23,147)	(22,972)	(19,221)
Unfunded
Reconciliation Of Changes In Defined Benefit Obligation [Abstract]
January 1	(41)	(31)
Changes In Defined Benefit Obligation [Abstract]
Service Cost	(12)	(10)	(90)
of which current service cost	(12)	(10)
of which past service cost including effects from curtailment	0	0
Interest expense	(1)	(1)
Actuarial gains (losses)	0	2	250
Actual plan participants’ contributions	0	0
Transfers (in) out due to (joiners) leavers	0	0
Currency translation differences	2	(1)
December 31	$ (52)	$ (41)	$ (31)